Employee Benefit Plan (Schedule of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Effect on Total of Service and Interest Cost Point Increase	$ 5
Effect on Postretirement Benefit Obligation Point Increase	43
Effect on Total of Service and Interest Cost Point Decrease	(4)
Effect on Postretirement Benefit Obligation Point Decrease	$ (39)